BASIS OF CONSOLIDATION AND INVESTMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 14,421,022	R$ 23,310,197	R$ 16,046,218	R$ 11,991,356
Other current assets	1,037,925	856,063
Other non-current assets	3,851,362	5,232,370
Total non-current assets	70,244,740	64,120,961
Total Assets	100,575,369	103,906,654
Borrowings and financing, current	10,428,559	8,821,679
Lease liabilities, current	238,702	206,323
Total current liabilities	28,074,399	25,116,475
Borrowings and financing, non current	42,495,988	48,092,942
Lease liabilities, non current	855,037	633,982
Total non-current liabilities	56,764,620	63,331,063
Shareholders' equity	15,736,350	15,459,116	19,684,838	R$ 21,816,044
Total liabilities and shareholders' equity	100,575,369	103,906,654
Net revenue	44,797,946	43,687,460	45,437,950
Cost of sales and services	(32,404,221)	(31,990,696)	(33,475,189)
Gross profit	12,393,725	11,696,764	11,962,761
Financial income (expenses), net	(6,496,192)	(5,813,371)	(4,151,382)
Profit/(Loss) before IR/CSLL	(1,679,518)	(1,543,349)	R$ 1,035,367
M R S Logistica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,131,117	4,147,393
Advances to suppliers	37,512	42,649
Other current assets	1,127,557	1,182,598
Total current assets	5,296,186	5,372,640
Other non-current assets	1,147,003	448,946
Investments, PP&E and intangible assets	18,259,793	14,791,500
Total non-current assets	19,406,796	15,240,446
Total Assets	24,702,982	20,613,086
Borrowings and financing, current	1,013,759	547,803
Lease liabilities, current	491,501	738,978
Other current liabilities	1,710,146	2,103,399
Total current liabilities	3,215,406	3,390,180
Borrowings and financing, non current	8,572,213	7,524,173
Lease liabilities, non current	2,500,878	1,158,058
Other non-current liabilities	1,393,766	1,074,757
Total non-current liabilities	12,466,857	9,756,988
Shareholders' equity	9,020,719	7,465,918
Total liabilities and shareholders' equity	24,702,982	20,613,086
Net revenue	7,585,058	7,028,472
Cost of sales and services	(4,038,800)	(3,909,609)
Gross profit	3,546,258	3,118,863
Operating (expenses) income	(812,324)	89,237
Financial income (expenses), net	(584,004)	(1,160,359)
Profit/(Loss) before IR/CSLL	2,149,930	2,047,741
Current and deferred IR/CSLL	(594,868)	(632,231)
Profit / (loss) for the period	1,555,062	1,415,510
Transnordestina Logistica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,740,636	277,966
Advances to suppliers	62,240	45,512
Other current assets	92,864	83,348
Total current assets	1,895,740	406,826
Other non-current assets	88,455	143,562
Investments, PP&E and intangible assets	15,142,520	13,193,728
Total non-current assets	15,230,975	13,337,290
Total Assets	17,126,715	13,744,116
Borrowings and financing, current	65,418	36,181
Other current liabilities	176,437	128,528
Total current liabilities	241,855	164,709
Borrowings and financing, non current	6,877,310	7,943,354
Other non-current liabilities	1,402,711	3,268,493
Total non-current liabilities	8,280,021	11,211,847
Shareholders' equity	8,604,839	2,367,560
Total liabilities and shareholders' equity	17,126,715	13,744,116
Operating (expenses) income	(72,709)	(34,704)
Financial income (expenses), net	33,047	(14,421)
Profit/(Loss) before IR/CSLL	(39,662)	(49,125)
Profit / (loss) for the period	(39,662)	(49,125)
Equibras S. A. [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	16,678
Advances to suppliers	34
Other current assets	36,254
Total current assets	52,966
Other non-current assets	259
Investments, PP&E and intangible assets	79,683
Total non-current assets	79,942
Total Assets	132,908
Borrowings and financing, current	14,266
Lease liabilities, current	337
Other current liabilities	19,979
Total current liabilities	34,582
Borrowings and financing, non current	16,447
Lease liabilities, non current	333
Other non-current liabilities	3,438
Total non-current liabilities	20,218
Shareholders' equity	78,108
Total liabilities and shareholders' equity	132,908
Net revenue	88,071
Cost of sales and services	(48,400)
Gross profit	39,671
Operating (expenses) income	(6,167)
Financial income (expenses), net	(4,334)
Profit/(Loss) before IR/CSLL	29,170
Current and deferred IR/CSLL	(8,984)
Profit / (loss) for the period	20,186
Ita Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	112,820	82,129
Advances to suppliers	527	395
Other current assets	31,004	27,251
Total current assets	144,351	109,775
Other non-current assets	9,478	10,144
Investments, PP&E and intangible assets	233,519	263,998
Total non-current assets	242,997	274,142
Total Assets	387,348	383,917
Other current liabilities	15,074	15,664
Total current liabilities	15,074	15,664
Other non-current liabilities	5,429	4,457
Total non-current liabilities	5,429	4,457
Shareholders' equity	366,845	363,796
Total liabilities and shareholders' equity	387,348	383,917
Net revenue	204,261	187,622
Cost of sales and services	(115,256)	(121,034)
Gross profit	89,005	66,588
Operating (expenses) income	(72,369)	(66,437)
Financial income (expenses), net	9,149	14,076
Profit/(Loss) before IR/CSLL	25,785	14,227
Current and deferred IR/CSLL	(5,644)	(7,909)
Profit / (loss) for the period	R$ 20,141	6,318
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		22,028
Advances to suppliers		49
Other current assets		25,070
Total current assets		47,147
Other non-current assets		142
Investments, PP&E and intangible assets		75,782
Total non-current assets		75,924
Total Assets		123,071
Borrowings and financing, current		19,009
Lease liabilities, current		288
Other current liabilities		16,642
Total current liabilities		35,939
Borrowings and financing, non current		21,074
Lease liabilities, non current		213
Other non-current liabilities		2,379
Total non-current liabilities		23,666
Shareholders' equity		63,466
Total liabilities and shareholders' equity		123,071
Net revenue		84,049
Cost of sales and services		(45,317)
Gross profit		38,732
Operating (expenses) income		(7,433)
Financial income (expenses), net		(3,308)
Profit/(Loss) before IR/CSLL		27,991
Current and deferred IR/CSLL		(8,398)
Profit / (loss) for the period		R$ 19,593